ROPES & GRAY LLP
PRUDENTIAL TOWER
800 BOYLSTON STREET
BOSTON, MA 02199-3600
WWW.ROPESGRAY.COM

October 24, 2016	William M. Beaudoin T +1 617 854 2337 F +1 617 235 9923 William.Beaudoin@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds

File Nos. 333-84639; 811-09521

Ladies and Gentlemen:

On behalf of AMG Funds (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on September 30, 2016 under Rule 497(e) (SEC Accession No. 0001193125-16-726933), to the

(i)	Prospectus and Statement of Additional Information for AMG Systematic Large Cap Value Fund and AMG Systematic Mid Cap Value Fund, each dated July 1, 2016, as supplemented July 28, 2016;

(ii)	Prospectus and Statement of Additional Information for AMG SouthernSun U.S. Equity Fund, each dated February 1, 2016, as supplemented July 28, 2016 and August 26, 2016;

(iii)	Prospectus for AMG SouthernSun Small Cap Fund, dated February 1, 2016, as supplemented April 4, 2016, July 28, 2016 and August 26, 2016, and Statement of Additional Information for AMG SouthernSun Small Cap Fund, dated February 1, 2016, as supplemented July 28, 2016 and August 26, 2016;

(iv)	Prospectus and Statement of Additional Information for AMG SouthernSun Global Opportunities Fund, each dated July 11, 2016, as supplemented July 28, 2016;

(v)	Prospectus and Statement of Additional Information for AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, AMG Trilogy

- 2 -	October 24, 2016

International Small Cap Fund, and AMG Trilogy Emerging Wealth Equity Fund, each dated March 1, 2016, as supplemented July 1, 2016, July 28, 2016 and August 26, 2016;

(vi)	Prospectus and Statement of Additional Information for AMG Chicago Equity Partners Small Cap Value Fund, each dated May 1, 2016, as supplemented July 28, 2016;

(vii)	Prospectus and Statement of Additional Information for AMG Managers Skyline Special Equities Fund, each dated May 1, 2016, as supplemented July 28, 2016;

(viii)	Prospectus and Statement of Additional Information for AMG Yacktman Focused Fund, AMG Yacktman Fund and AMG Yacktman Special Opportunities Fund, each dated May 1, 2016, as supplemented July 28, 2016 and August 26, 2016;

(ix)	Prospectus and Statement of Additional Information for AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, and AMG TimesSquare International Small Cap Fund, each dated May 1, 2016, as supplemented July 28, 2016 and August 26, 2016;

(x)	Prospectus and Statement of Additional Information for AMG Renaissance Large Cap Growth Fund and AMG Renaissance International Equity Fund, each dated May 1, 2016, as supplemented July 28, 2016; and

(xi)	Prospectus and Statement of Additional Information for AMG GW&K Municipal Bond Fund, AMG GW&K Small Cap Core Fund, AMG GW&K Municipal Enhanced Yield Fund, and AMG GW&K Small Cap Growth Fund, each dated March 1, 2016, as supplemented July 28, 2016.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (617) 854-2337.

Sincerely,

/s/ William M. Beaudoin
William M. Beaudoin